Note 12 - Other Borrowed Money (Details Textual) - USD ($)	1 Months Ended	3 Months Ended
	Nov. 30, 2017	Mar. 31, 2017	Dec. 31, 2018
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged			$ 108,634,687
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds			252,071,000
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate, Total			10,500,000
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate, Total			33,500,000
Line of Credit Facility, Current Borrowing Capacity			43,500,000
Long-term Line of Credit, Total			0
Notes Payable to Banks [Member]
Short-term Debt, Total		$ 5,000,000
Debt Instrument, Term		1 year
Repayments of Short-term Debt, Total	$ 3,500,000
Notes Payable to Banks [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		0.75%
Debt Instrument, Interest Rate, Stated Percentage		5.25%
Federal Reserve Bank Advances [Member]
Short-term Debt, Total			$ 0
Minimum [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End			0.98%
Maximum [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End			3.51%